Segment and Geographic Information - Schedule of Revenue From External Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenue from external customers	$ 45,477,926	$ 42,622,650	$ 83,057,896
Commodities Brokerage Services Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	49,960	2,588,426	59,976,717
Financial Information And Advisory Services Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	14,891,267	10,271,822	10,696,523
Advertising Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	7,312,947	3,588,499	2,893,707
Hong Kong Brokerage Services Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	22,343,950	25,281,733	8,956,501
Others
Segment Reporting Information [Line Items]
Total revenue from external customers	$ 879,802	$ 892,170	$ 534,448